Prepaid Expenses and Other Current Assets	6 Months Ended
Sep. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31,
	2018	2019
Prepaid expenses	$9,546	$13,334
Income taxes refundable	1,825	4,078
Other	232	1,356
Prepaid expenses and other current assets	$11,603	$18,768

Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31, 2019	September 30, 2019
Prepaid expenses	$13,334	$19,152
Income taxes refundable	4,078	3,900
Other	1,356	114
Prepaid expenses and other current assets	$18,768	$23,166